ACQUISITION OF SUBSIDIARIES - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 28, 2019 USD ($)	Nov. 28, 2019 JPY (¥)	Jul. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill from acquisition				$ 13,731
ICR Cyprus [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired			75.00%
Acquisition shares issued | shares			55,500,738
Increase in additional paid in capital			$ 192,304
ICR Cyprus [Member] | American Depositary Share ADS [Member]
Business Acquisition [Line Items]
Acquisition shares issued | shares			18,500,246
Japan Ski Resort [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired	100.00%	100.00%
Business acquisition consideration	$ 15,394	¥ 1,685,000,000
Goodwill from acquisition	$ 13,731